Restructuring Charges - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended	3 Months Ended
	Sep. 30, 2011	Sep. 30, 2011	Mar. 31, 2011 Q1 Restructuring Plan	Mar. 31, 2011 Q1 Restructuring Plan Clinical Research	Mar. 31, 2011 Q1 Restructuring Plan Central Laboratory	Sep. 30, 2011 Q3 Restructuring Plan Clinical Research
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,815,000	$ 9,817,000	$ 5,002,000	$ 3,500,000	$ 1,500,000	$ 4,815,000
Lease termination and exit costs			1,000,000			900,000
Workforce reductions			$ 4,000,000			$ 3,900,000